Cash Dividend (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
S 2023 dividends
Cash Dividend
Dividends payable, date declared			2023-05
Cash dividend declared (US$/share)			$ 0.85
Dividends payable, date of record			Jun. 26, 2023
Dividends paid			$ 200.1
Dividends payable, date to be paid			2023-07
S 2024 Dividends
Cash Dividend
Dividends payable, date declared		2024-03
Cash dividend declared (US$/share)		$ 0.82
Dividends payable, date of record		Apr. 12, 2024
Dividends paid		$ 199.4
Dividends payable, date to be paid		2024-05
Net special cash dividend paid		$ 194.4
O 2024 A Dividends
Cash Dividend
Dividends payable, date declared	2025-03
Cash dividend declared (US$/share)	$ 0.82
Dividends payable, date of record	Apr. 09, 2025
Dividends paid	$ 200.6
Dividends payable, date to be paid	2025-05
Net special cash dividend paid	$ 195.6
ADS | S 2023 dividends
Cash Dividend
Cash dividend declared (US$/share)			$ 0.85
ADS | S 2024 Dividends
Cash Dividend
Cash dividend declared (US$/share)		$ 0.82
ADS | O 2024 A Dividends
Cash Dividend
Cash dividend declared (US$/share)	$ 0.82